CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Common Class A [Member]	Common Class B [Member]	Additional paid-in capital [Member]	Statutory reserve [Member]	Retained earnings [Member]	Accumulated other comprehensive (loss) / income [Member]	Non-controlling interest [Member]	Total TAL Education Group shareholders' equity [Member]
Balance at Feb. 28, 2015	$ 313,570,816	$ 88,372	$ 71,456	$ 82,479,806	$ 18,961,627	$ 207,522,766	$ 4,168,548	$ 278,241	$ 313,292,575
Balance (in shares) at Feb. 28, 2015		88,371,876	71,456,000
Net income	102,756,200	$ 0	$ 0	0	0	102,878,518	0	(122,318)	102,878,518
Provision for statutory reserve	0	0	0	0	4,020,273	(4,020,273)	0	0	0
Issuance of common shares in connection with vesting of non-vested shares	(9,436,440)	$ 1,420	$ 0	(9,437,860)	0	0	0	0	(9,436,440)
Issuance of common shares in connection with vesting of non-vested shares (in shares)		1,419,484	0
Share-based compensation	25,847,497	$ 0	$ 0	25,847,497	0	0	0	0	25,847,497
Exercise of share options	645,989	$ 40	0	645,949	0	0	0	0	645,989
Exercise of share options (in shares)		40,136
Foreign currency translation adjustment	(15,692,855)	$ 0	0	0	0	0	(15,695,031)	2,176	(15,695,031)
Net unrealized gains on available-for-sale investments, net	10,576,836	0	0	0	0	0	10,576,836	0	10,576,836
Conversion of convertible bond to Class A common shares	0
Business acquisitions	8,869,959	$ 478	$ 0	8,869,481	0	0	0	0	8,869,959
Business acquisitions (in shares)		478,036	0
Noncontrolling Interest, Increase from Business Combination	3,599,485	$ 0	$ 0	0	0	0	0	3,599,485	0
Balance at Feb. 29, 2016	440,737,487	$ 90,310	$ 71,456	108,404,873	22,981,900	306,381,011	(949,647)	3,757,584	436,979,903
Balance (in shares) at Feb. 29, 2016		90,309,532	71,456,000
Net income	112,489,844	$ 0	$ 0	0	0	116,880,012	0	(4,390,168)	116,880,012
Provision for statutory reserve	0	0	0	0	5,425,521	(5,425,521)	0	0	0
Issuance of common shares in connection with vesting of non-vested shares	(19,463,487)	$ 1,727	$ 0	(19,465,214)	0	0	0	0	(19,463,487)
Issuance of common shares in connection with vesting of non-vested shares (in shares)		1,726,874	0
Share-based compensation	36,115,200	$ 0	$ 0	36,115,200	0	0	0	0	36,115,200
Exercise of share options	1,673,801	$ 104	0	1,673,697	0	0	0	0	1,673,801
Exercise of share options (in shares)		103,888
Foreign currency translation adjustment	(19,864,289)	$ 0	0	0	0	0	(18,641,518)	(1,222,771)	(18,641,518)
Net unrealized gains on available-for-sale investments, net	75,460,297	0	0	0	0	0	75,460,297	0	75,460,297
Conversion of convertible bond to Class A common shares	4,500,920	$ 342	$ 0	4,500,578	0	0	0	0	4,500,920
Conversion of convertible bond to Class A common shares (in shares)		342,462	0
Business acquisitions	65,757,678	$ 648	$ 0	17,022,573	0	0	0	48,734,457	17,023,221
Business acquisitions (in shares)		647,859	0
Purchase of noncontrolling interest of consolidated subsidiaries	(16,543,120)	$ 0	$ 0	(6,283,443)	0	0	0	(10,259,677)	(6,283,443)
Balance at Feb. 28, 2017	680,864,331	$ 93,131	$ 71,456	141,968,264	28,407,421	417,835,502	55,869,132	36,619,425	644,244,906
Balance (in shares) at Feb. 28, 2017		93,130,615	71,456,000
Conversion of Class B common shares to Class A common shares	0	$ 900	$ (900)	0	0	0	0	0	0
Conversion of Class B common shares to Class A common shares (in shares)		900,000	(900,000)
Net income	194,662,507	$ 0	$ 0	0	0	198,439,936	0	(3,777,429)	198,439,936
Provision for statutory reserve	0	0	0	0	9,908,072	(9,908,072)	0	0	0
Issuance of common shares in connection with vesting of non-vested shares	(13,997,413)	$ 2,314	$ 0	(13,999,727)	0	0	0	0	(13,997,413)
Issuance of common shares in connection with vesting of non-vested shares (in shares)		2,314,190	0
Share-based compensation	47,149,738	$ 0	$ 0	47,149,738	0	0	0	0	47,149,738
Exercise of share options	2,126,917	$ 77	$ 0	2,126,840	0	0	0	0	2,126,917
Exercise of share options (in shares)		76,491	0
Foreign currency translation adjustment	47,468,680	$ 0	$ 0	0	0	0	46,144,328	1,324,352	46,144,328
Net unrealized gains on available-for-sale investments, net	34,556,480	0	0	0	0	0	34,556,480	0	34,556,480
Conversion of convertible bond to Class A common shares	214,421,903	$ 16,380	$ 0	214,405,523	0	0	0	0	214,421,903
Conversion of convertible bond to Class A common shares (in shares)		16,380,780	0
Business acquisitions	3,642,544	$ 0	$ 0	0	0	0	0	3,642,544	0
Business acquisitions (in shares)		0	0
Purchase of noncontrolling interest of consolidated subsidiaries	$ (25,041,493)	$ 135	$ 0	(6,928,347)	0	0	0	(18,113,281)	(6,928,212)
Purchase of noncontrolling interest of consolidated subsidiaries (in shares)	135,264	135,264	0
Transfer to statements of operations of realized gains on available-for-sale investments, net of tax effect of $nil	$ (4,244,974)	$ 0	$ 0	0	0	0	(4,244,974)	0	(4,244,974)
Capital injection from noncontrolling interests shareholders	20,000	0	0	0	0	0	0	20,000	0
Common shares issued under private placement	500,000,012	$ 5,465	$ 0	499,994,547	0	0	0	0	500,000,012
Class A Common shares issued under private placement (in shares)		5,464,481	0
Cash dividend to shareholders	(41,165,834)	$ 0	$ 0	0	0	(41,165,834)	0	0	(41,165,834)
Balance at Feb. 28, 2018	$ 1,640,463,398	$ 118,402	$ 70,556	$ 884,716,838	$ 38,315,493	$ 565,201,532	$ 132,324,966	$ 19,715,611	$ 1,620,747,787
Balance (in shares) at Feb. 28, 2018		118,401,821	70,556,000